Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	September 30	September 30
	2011	2012
Class action settlements Note 21 (a)	$4,185	$4,254
Accrued salaries and benefits	2,808	2,807
Amounts due to third party lenders	8,487	5,782
Interest accrued on long-term debt - Note 14	-	2,540
Other accruals	5,714	5,305
	$21,194	$20,688